Intangible Assets other than Goodwill - Summary of Intangible Asset Explanatory and Changes in intangible assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	₩ 1,033,984
Changes in intangible assets other than goodwill
Impairment	(902)	₩ (2,865)	₩ (164)
Ending balance	1,046,918	1,033,984
Intangible assets other than goodwill
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	1,033,984	956,664
Changes in intangible assets other than goodwill
Acquisition	92,859	79,315
Disposal	(542)	(208)
Amortization	(163,567)	(163,174)
Impairment	(902)	(283)
Others	85,086	161,670
Ending balance	1,046,918	1,033,984	956,664
Intangible assets other than goodwill | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	4,222,403
Changes in intangible assets other than goodwill
Ending balance	4,418,623	4,222,403
Intangible assets other than goodwill | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(2,598,953)
Changes in intangible assets other than goodwill
Ending balance	(2,761,470)	(2,598,953)
Intangible assets other than goodwill | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(584,152)
Changes in intangible assets other than goodwill
Ending balance	(604,750)	(584,152)
Intangible assets other than goodwill | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(5,314)
Changes in intangible assets other than goodwill
Ending balance	(5,485)	(5,314)
Software
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	197,428
Changes in intangible assets other than goodwill
Ending balance	179,145	197,428
Software | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	197,841	203,007
Changes in intangible assets other than goodwill
Acquisition	18,249	12,837
Disposal	(4)	(18)
Amortization	(88,985)	(86,174)
Impairment	0	0
Others	52,888	68,189
Ending balance	179,989	197,841	203,007
Software | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	1,083,537
Changes in intangible assets other than goodwill
Ending balance	1,156,641	1,083,537
Software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(885,677)
Changes in intangible assets other than goodwill
Ending balance	(976,633)	(885,677)
Software | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(19)
Changes in intangible assets other than goodwill
Ending balance	(19)	(19)
Software | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(413)	(174)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	229	85
Impairment	0	0
Others	(660)	(324)
Ending balance	(844)	(413)	(174)
Copyrights, patents rights and other industrial rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	23,491
Changes in intangible assets other than goodwill
Ending balance	26,631	23,491
Copyrights, patents rights and other industrial rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	23,491	28,013
Changes in intangible assets other than goodwill
Acquisition	576	319
Disposal	(44)	(70)
Amortization	(4,846)	(4,918)
Impairment	0	(180)
Others	7,454	327
Ending balance	26,631	23,491	28,013
Copyrights, patents rights and other industrial rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	105,827
Changes in intangible assets other than goodwill
Ending balance	107,040	105,827
Copyrights, patents rights and other industrial rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(73,158)
Changes in intangible assets other than goodwill
Ending balance	(71,231)	(73,158)
Copyrights, patents rights and other industrial rights | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(9,178)
Changes in intangible assets other than goodwill
Ending balance	(9,178)	(9,178)
Copyrights, patents rights and other industrial rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Mining rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	32,165
Changes in intangible assets other than goodwill
Ending balance	29,422	32,165
Mining rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	32,165	38,525
Changes in intangible assets other than goodwill
Acquisition	0	2,164
Disposal	(100)	0
Amortization	(5,798)	(10,289)
Impairment	0	0
Others	3,155	1,765
Ending balance	29,422	32,165	38,525
Mining rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	643,625
Changes in intangible assets other than goodwill
Ending balance	670,083	643,625
Mining rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(57,549)
Changes in intangible assets other than goodwill
Ending balance	(66,938)	(57,549)
Mining rights | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(553,911)
Changes in intangible assets other than goodwill
Ending balance	(573,723)	(553,911)
Mining rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Development expenditures
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	53,313
Changes in intangible assets other than goodwill
Ending balance	72,734	53,313
Development expenditures | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	55,434	54,505
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	(25,830)	(25,614)
Impairment	0	0
Others	44,069	26,543
Ending balance	73,673	55,434	54,505
Development expenditures | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	966,530
Changes in intangible assets other than goodwill
Ending balance	1,011,550	966,530
Development expenditures | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(911,096)
Changes in intangible assets other than goodwill
Ending balance	(937,877)	(911,096)
Development expenditures | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Development expenditures | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(2,121)	(3,477)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	1,364	1,356
Impairment	0	0
Others	(182)	0
Ending balance	(939)	(2,121)	(3,477)
Intangible assets under development
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	83,555
Changes in intangible assets other than goodwill
Ending balance	84,168	83,555
Intangible assets under development | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	86,013	67,722
Changes in intangible assets other than goodwill
Acquisition	69,878	51,282
Disposal	0	0
Amortization	(14)	0
Impairment	0	0
Others	(68,236)	(32,991)
Ending balance	87,641	86,013	67,722
Intangible assets under development | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	94,916
Changes in intangible assets other than goodwill
Ending balance	96,544	94,916
Intangible assets under development | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Intangible assets under development | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(8,903)
Changes in intangible assets other than goodwill
Ending balance	(8,903)	(8,903)
Intangible assets under development | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(2,458)	(2,108)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	0	0
Impairment	0	0
Others	(1,015)	(350)
Ending balance	(3,473)	(2,458)	(2,108)
Usage rights of donated assets and other
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	145,251
Changes in intangible assets other than goodwill
Ending balance	133,379	145,251
Usage rights of donated assets and other | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	145,251	157,143
Changes in intangible assets other than goodwill
Acquisition	36	0
Disposal	0	0
Amortization	(11,903)	(11,857)
Impairment	0	0
Others	(5)	(35)
Ending balance	133,379	145,251	157,143
Usage rights of donated assets and other | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	592,739
Changes in intangible assets other than goodwill
Ending balance	592,680	592,739
Usage rights of donated assets and other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(447,352)
Changes in intangible assets other than goodwill
Ending balance	(459,165)	(447,352)
Usage rights of donated assets and other | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(136)
Changes in intangible assets other than goodwill
Ending balance	(136)	(136)
Usage rights of donated assets and other | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Leasehold rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	3,929
Changes in intangible assets other than goodwill
Ending balance	2,431	3,929
Leasehold rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	3,929	4,888
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	(960)	(959)
Impairment	(538)	0
Others	0	0
Ending balance	2,431	3,929	4,888
Leasehold rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	28,185
Changes in intangible assets other than goodwill
Ending balance	28,185	28,185
Leasehold rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(24,256)
Changes in intangible assets other than goodwill
Ending balance	(25,216)	(24,256)
Leasehold rights | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	(538)	0
Leasehold rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Greenhouse gas emissions rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	107,086
Changes in intangible assets other than goodwill
Ending balance	135,534	107,086
Greenhouse gas emissions rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	107,086	43,960
Changes in intangible assets other than goodwill
Acquisition	123	8,577
Disposal	0	(1)
Amortization	(416)	(2)
Impairment	0	0
Others	28,741	54,552
Ending balance	135,534	107,086	43,960
Greenhouse gas emissions rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	107,086
Changes in intangible assets other than goodwill
Ending balance	135,534	107,086
Greenhouse gas emissions rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Greenhouse gas emissions rights | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Greenhouse gas emissions rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Others
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	387,766
Changes in intangible assets other than goodwill
Ending balance	383,474	387,766
Others | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	388,088	364,727
Changes in intangible assets other than goodwill
Acquisition	3,997	4,136
Disposal	(394)	(119)
Amortization	(26,501)	(24,895)
Impairment	(364)	(103)
Others	18,877	44,342
Ending balance	383,703	388,088	364,727
Others | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	599,958
Changes in intangible assets other than goodwill
Ending balance	620,366	599,958
Others | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(199,865)
Changes in intangible assets other than goodwill
Ending balance	(224,410)	(199,865)
Others | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(12,005)
Changes in intangible assets other than goodwill
Ending balance	(12,253)	(12,005)
Others | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(322)	(67)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	93	93
Impairment	0	0
Others	0	(348)
Ending balance	₩ (229)	₩ (322)	₩ (67)